Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 61,473	$ 61,141	$ 54,374
Total other income	28,808	26,721	24,770
Total revenues		87,862
Provision for loan losses	3,775	6,150	4,345
Intangible amortization	1,187	995	1,063
Other operating expenses		56,856
Total expenses		64,001
Income before income taxes	22,103	23,861	20,595
Income taxes	6,178	6,205	5,401
Net (loss) attributable to noncontrolling interests	(387)	0	0
Net Income Attributted To Canandaigua National Corporation		17,656
Total Assets	1,761,470	1,661,504
Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	61,473	61,161	54,469
Total other income	24,510	22,553	20,847
Total revenues	85,983	83,714	75,316
Provision for loan losses	3,775	6,150	4,345
Intangible amortization	250	217	228
Other operating expenses	57,336	51,860	47,561
Total expenses	61,361	58,227	52,134
Income before income taxes	24,622	25,487	23,182
Income taxes	6,178	6,205	5,401
Net income	18,444		17,781
Net (loss) attributable to noncontrolling interests	6
Net Income Attributted To Canandaigua National Corporation	18,438	19,282
Total Assets	1,738,994	1,646,733	1,551,047
CNBM [Member]
Segment Reporting Information [Line Items]
Net interest income	7	12	12
Total other income	3,890	4,187	5,270
Total revenues	3,897	4,199	5,282
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	2,272	2,122	1,746
Total expenses	2,272	2,122	1,746
Income before income taxes	1,625	2,077	3,536
Income taxes	651	775	1,371
Net income	974		2,165
Net (loss) attributable to noncontrolling interests	0
Net Income Attributted To Canandaigua National Corporation	974	1,302
Total Assets	10,180	13,537	6,013
GVT [Member]
Segment Reporting Information [Line Items]
Net interest income	11	(8)	(68)
Total other income	3,863	3,873	3,678
Total revenues	3,874	3,865	3,610
Provision for loan losses	0	0	0
Intangible amortization	937	778	835
Other operating expenses	3,078	3,471	4,289
Total expenses	4,015	4,249	5,124
Income before income taxes	(141)	(384)	(1,514)
Income taxes	(69)	62	(589)
Net income	(72)		(925)
Net (loss) attributable to noncontrolling interests	0
Net Income Attributted To Canandaigua National Corporation	(72)	(446)
Total Assets	14,450	16,786	19,142
OBS [Member]
Segment Reporting Information [Line Items]
Net interest income	0
Total other income	187
Total revenues	187
Provision for loan losses	0
Intangible amortization	0
Other operating expenses	1,309
Total expenses	1,309
Income before income taxes	(1,122)
Income taxes	0
Net income	(1,122)
Net (loss) attributable to noncontrolling interests	(393)
Net Income Attributted To Canandaigua National Corporation	(729)
Total Assets	15,625
Intersegment [Member]
Segment Reporting Information [Line Items]
Net interest income	(18)	(24)	(39)
Total other income	(3,642)	(3,892)	(5,025)
Total revenues	(3,660)	(3,916)	(5,064)
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	(779)	(597)	(455)
Total expenses	(779)	(597)	(455)
Income before income taxes	(2,881)	(3,319)	(4,609)
Income taxes	(582)	(837)	(782)
Net income	(2,299)		(3,827)
Net (loss) attributable to noncontrolling interests	0
Net Income Attributted To Canandaigua National Corporation	(2,299)	(2,482)
Total Assets	$ (17,779)	$ (15,552)	$ (10,202)